Investment Strategy - STERLING CAPITAL ENHANCED CORE BOND ETF	Feb. 11, 2026
Prospectus [Line Items]
Strategy [Heading]	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that seeks competitive total return through any combination of high current income and capital appreciation by investing in a diversified portfolio of fixed-income securities. The Fund implements an “enhanced core” strategy by allocating assets between investment-grade bonds and high-yield, lower-rated bonds to achieve the Fund’s performance objectives. To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations, collateralized loan obligations (“CLOs”), municipal securities, restricted debt securities (including privately placed commercial paper and Rule 144A securities), and bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds. All securities will be U.S. dollar-denominated although the Fund may invest in U.S. dollar-denominated foreign and emerging market securities. The Fund invests primarily in securities that are investment grade, but may invest up to 20% of its net assets in bonds that are below investment grade (“high yield” or “junk” bonds).

The Fund defines “investment-grade bonds” as securities that are rated in one of the four highest rating categories (AAA, AA, A or BBB) by at least one nationally recognized statistical rating organization (NRSRO) at the time of purchase. If a bond is not rated, the portfolio managers will determine if the bond is of comparable quality. The Fund may continue to hold securities that are downgraded below investment grade after purchase, if the adviser determines it is in the best interest of shareholders to retain such securities.

The Fund may also invest in preferred stock and variable and floating rate instruments to achieve its investment objectives.

In managing the portfolio, the portfolio managers use a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio managers focus on macro trends in the economy to establish a duration target that changes over time with movements in interest rates and changing market conditions. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis (a comparison of current and historical valuation relationships between various sectors). Utilizing fundamental analysis, the portfolio managers then select individual securities consistent with the current duration target by looking for the best relative values within particular sectors. This includes an analysis of the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements (scheduled early retirements of the specific debt instrument), prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis (e.g., evaluation of financial models with different key variables) is typically used to estimate the future cash flows for structured products and other securities with potentially variable returns of principal. These analyses are used to estimate the potential risk of each security. By comparing valuations on securities in the same sector or industry with similar risk profiles, the manager can determine where investors are being best compensated for a commensurate level of risk.

The Fund may trade securities actively. Additionally, the portfolio managers may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio managers see a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security (or, in another words, the original reasoning for purchasing the security), when the portfolio managers find other attractive securities that the portfolio managers believe are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions (which are changes made to portfolio duration or yield curve positioning due to changes in the portfolio managers’ macroeconomic outlook).

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in swaps, including credit default swaps, futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures. While the use of derivatives is not a primary investment strategy of the Fund, there may be times when it becomes practical to invest in these instruments, particularly when managing risk. The most common use case for derivatives in the portfolio would be when the portfolio managers seek to efficiently achieve a specific duration or yield curve positioning without needing to alter the underlying cash sector allocations. Derivatives may also be used as efficient substitutes for cash securities during large inflows or outflows to the Fund. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to bonds or other securities within that policy or to one or more market risk factors associated with such investments.